Variable Portfolio – Partners Core Equity Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 10.0%
Entertainment 1.8%
Netflix, Inc.(a)	14,878	17,837,532
Walt Disney Co. (The)	213,089	24,398,690
Total		42,236,222
Interactive Media & Services 7.5%
Alphabet, Inc., Class A	193,426	47,021,861
Alphabet, Inc., Class C	250,334	60,968,846
Meta Platforms, Inc., Class A	90,798	66,680,235
Total		174,670,942
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.	63,067	15,096,978
Total Communication Services		232,004,142
Consumer Discretionary 10.5%
Automobiles 0.8%
Tesla, Inc.(a)	43,033	19,137,636
Broadline Retail 3.6%
Amazon.com, Inc.(a)	373,888	82,094,588
Hotels, Restaurants & Leisure 2.7%
Booking Holdings, Inc.	1,646	8,887,198
Chipotle Mexican Grill, Inc.(a)	144,809	5,675,065
DoorDash, Inc., Class A(a)	24,000	6,527,760
Marriott International, Inc., Class A	34,936	9,098,732
McDonald’s Corp.	108,944	33,106,992
Total		63,295,747
Specialty Retail 3.4%
Lowe’s Companies, Inc.	179,396	45,084,009
O’Reilly Automotive, Inc.(a)	94,548	10,193,220
TJX Companies, Inc. (The)	90,864	13,133,482
Ulta Beauty, Inc.(a)	18,544	10,138,932
Total		78,549,643
Total Consumer Discretionary		243,077,614
Consumer Staples 4.4%
Beverages 0.5%
Coca-Cola Co. (The)	158,597	10,518,153
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.9%
Dollar Tree, Inc.(a)	71,612	6,758,024
Walmart, Inc.	365,227	37,640,295
Total		44,398,319
Food Products 0.9%
Mondelez International, Inc., Class A	351,153	21,936,528
Household Products 1.1%
Colgate-Palmolive Co.	98,691	7,889,359
Procter & Gamble Co. (The)	108,074	16,605,570
Total		24,494,929
Total Consumer Staples		101,347,929
Energy 3.4%
Energy Equipment & Services 2.1%
Baker Hughes Co.	626,992	30,547,050
Schlumberger NV	259,765	8,928,123
TechnipFMC PLC	239,619	9,452,970
Total		48,928,143
Oil, Gas & Consumable Fuels 1.3%
ConocoPhillips Co.	103,395	9,780,133
Expand Energy Corp.	75,582	8,029,832
Valero Energy Corp.	69,327	11,803,615
Total		29,613,580
Total Energy		78,541,723
Financials 14.1%
Banks 3.7%
Bank of America Corp.	278,500	14,367,815
Huntington Bancshares, Inc.	482,089	8,325,677
JPMorgan Chase & Co.	69,022	21,771,609
U.S. Bancorp	179,959	8,697,419
Wells Fargo & Co.	392,026	32,859,619
Total		86,022,139
Capital Markets 3.3%
Blackstone, Inc.	105,904	18,093,698
Charles Schwab Corp. (The)	97,920	9,348,422
Goldman Sachs Group, Inc. (The)	16,602	13,221,003
Morgan Stanley	78,420	12,465,643

Variable Portfolio – Partners Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Raymond James Financial, Inc.	67,366	11,627,372
S&P Global, Inc.	9,960	4,847,632
Tradeweb Markets, Inc., Class A	71,300	7,912,874
Total		77,516,644
Consumer Finance 1.6%
American Express Co.	111,581	37,062,745
Financial Services 2.7%
MasterCard, Inc., Class A	56,210	31,972,810
Visa, Inc., Class A	91,265	31,156,046
Total		63,128,856
Insurance 2.8%
Arthur J Gallagher & Co.	74,923	23,206,650
Progressive Corp. (The)	87,287	21,555,524
Travelers Companies, Inc. (The)	68,717	19,187,161
Total		63,949,335
Total Financials		327,679,719
Health Care 7.9%
Biotechnology 2.3%
AbbVie, Inc.	78,853	18,257,624
Gilead Sciences, Inc.	107,726	11,957,586
Regeneron Pharmaceuticals, Inc.	12,588	7,077,855
Vertex Pharmaceuticals, Inc.(a)	42,832	16,774,724
Total		54,067,789
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	82,740	11,082,196
Edwards Lifesciences Corp.(a)	170,845	13,286,616
Medtronic PLC	168,459	16,044,035
Stryker Corp.	41,365	15,291,399
Total		55,704,246
Health Care Providers & Services 2.0%
Cencora, Inc.	38,307	11,972,087
Encompass Health Corp.	37,706	4,789,416
Molina Healthcare, Inc.(a)	42,852	8,200,159
Quest Diagnostics, Inc.	55,665	10,608,636
UnitedHealth Group, Inc.	34,688	11,977,766
Total		47,548,064
Life Sciences Tools & Services 0.4%
Mettler-Toledo International, Inc.(a)	7,400	9,084,314
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.8%
Eli Lilly & Co.	23,679	18,067,077
Total Health Care		184,471,490
Industrials 8.9%
Aerospace & Defense 1.8%
General Electric Co.	39,291	11,819,518
Howmet Aerospace, Inc.	51,929	10,190,028
Northrop Grumman Corp.	33,377	20,337,274
Total		42,346,820
Building Products 1.0%
Carrier Global Corp.	151,956	9,071,773
Trane Technologies PLC	36,176	15,264,825
Total		24,336,598
Commercial Services & Supplies 0.4%
Republic Services, Inc.	38,895	8,925,624
Electrical Equipment 1.1%
AMETEK, Inc.	50,017	9,403,196
Eaton Corp. PLC	45,224	16,925,082
Total		26,328,278
Ground Transportation 0.4%
CSX Corp.	37,747	1,340,396
Old Dominion Freight Line, Inc.	51,691	7,277,059
Total		8,617,455
Machinery 2.9%
Caterpillar, Inc.	19,200	9,161,280
Deere & Co.	54,479	24,911,068
Ingersoll Rand, Inc.	107,450	8,877,519
Parker-Hannifin Corp.	19,234	14,582,257
Pentair PLC	86,149	9,541,863
Total		67,073,987
Professional Services 1.1%
Booz Allen Hamilton Holding Corp.	72,029	7,199,298
Broadridge Financial Solutions, Inc.	40,817	9,721,385
Equifax, Inc.	30,686	7,871,880
Total		24,792,563
Variable Portfolio – Partners Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
United Rentals, Inc.	4,310	4,114,585
Total Industrials		206,535,910
Information Technology 33.4%
Communications Equipment 0.5%
Arista Networks, Inc.(a)	71,400	10,403,694
Electronic Equipment, Instruments & Components 1.4%
Keysight Technologies, Inc.(a)	62,086	10,860,083
TE Connectivity PLC	52,339	11,489,981
Teledyne Technologies, Inc.(a)	18,155	10,639,556
Total		32,989,620
Semiconductors & Semiconductor Equipment 14.2%
Analog Devices, Inc.	51,717	12,706,867
ASML Holding NV	9,870	9,555,048
Broadcom, Inc.	201,166	66,366,675
NVIDIA Corp.	1,039,378	193,927,147
NXP Semiconductors NV	141,063	32,124,277
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	47,185	13,178,299
Total		327,858,313
Software 11.6%
Intuit, Inc.	20,100	13,726,491
Microsoft Corp.	391,564	202,810,574
Oracle Corp.	76,040	21,385,490
PTC, Inc.(a)	40,967	8,317,120
Salesforce, Inc.	33,828	8,017,236
ServiceNow, Inc.(a)	16,779	15,441,378
Total		269,698,289
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	521,370	132,756,443
Total Information Technology		773,706,359
Materials 3.4%
Chemicals 1.3%
Ecolab, Inc.	29,812	8,164,314
Linde PLC	27,921	13,262,475
Sherwin-Williams Co. (The)	23,672	8,196,667
Total		29,623,456
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.9%
Vulcan Materials Co.	71,321	21,939,766
Containers & Packaging 1.2%
Ball Corp.	164,801	8,309,267
International Paper Co.	177,815	8,250,616
Packaging Corp. of America	46,280	10,085,800
Total		26,645,683
Total Materials		78,208,905
Real Estate 0.8%
Health Care REITs 0.5%
Welltower, Inc.	61,381	10,934,411
Industrial REITs 0.3%
Prologis, Inc.	61,527	7,046,072
Total Real Estate		17,980,483
Utilities 2.9%
Electric Utilities 2.1%
Entergy Corp.	68,180	6,353,694
NextEra Energy, Inc.	238,326	17,991,230
Southern Co. (The)	251,172	23,803,570
Total		48,148,494
Gas Utilities 0.4%
Atmos Energy Corp.	63,545	10,850,309
Multi-Utilities 0.4%
Ameren Corp.	87,355	9,118,115
Total Utilities		68,116,918
Total Common Stocks (Cost $1,762,351,656)		2,311,671,192

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	3,251,895	3,250,920
Total Money Market Funds (Cost $3,250,511)		3,250,920
Total Investments in Securities (Cost: $1,765,602,167)		2,314,922,112
Other Assets & Liabilities, Net		3,158,649
Net Assets		2,318,080,761

Variable Portfolio – Partners Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	8,385,438	237,124,076	(242,259,003)	409	3,250,920	(2,476)	350,525	3,251,895
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Partners Core Equity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7053_12_D01_(11/25)